LEASES	12 Months Ended
Dec. 31, 2023
Leases
LEASES

NOTE 9 - LEASES

The Company and its subsidiaries, Foresight Ltd. and Eye Net, currently have 3-year leases for their offices with options to extend the leases for another 3 years. The lease for Foresight Ltd. and Eye Net ends on March 31, 2027, and December 15, 2027, respectively. The Company also currently leases several vehicles, each for a term of 3 years. The Company has no finance leases.

Supplemental cash flow information related to operating leases was as follows:

	Year Ended December 31,
	2023	2022	2021
Cash payments for operating leases	$537	$550	$460
Lease operating expenses	$562	$588	$480
New operating lease assets obtained in exchange for operating lease liabilities	$154	$—	$1,824

As of December 31, 2023, the Company’s operating leases had a weighted average remaining lease term of 2.2 years and a weighted average discount rate of 5.2%. Future lease payments under operating leases as of December 31, 2022, were as follows:

Operating Leases
2024	$536
2025	520
2026	482
2027	211
Total future lease payments	1,749
Less imputed interest	(118)
Total lease liability balance	$1,631